ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 4,735,670	$ 1,664,633
Accrued interest	955,954	743,571
Accrued development cost	940,634	1,078,918
Accrued employee benefits and related obligations	1,488,051	1,245,647
Accrued professional service fees	2,637,119	2,488,320
Other accrued expenses	937,389	1,135,826
Total	$ 11,694,817	$ 8,356,915
Non-interest bearing (in days)	30 days